Distribution Date:	02/17/22	WFRBS Commercial Mortgage Trust 2012-C10
Determination Date:	02/11/22
Next Distribution Date:	03/17/22
Record Date:	01/31/22	Commercial Mortgage Pass-Through Certificates
Series 2012-C10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		Valerie Nichols	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-15		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	16-18	Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	19		Don Simon	(203) 660-6100
Historical Detail	20		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	92890NAS8	0.734000%	82,960,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92890NAT6	1.765000%	85,912,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92890NAU3	2.875000%	521,167,000.00	521,167,000.00	0.00	1,248,629.27	0.00	0.00	1,248,629.27	521,167,000.00	40.68%	30.00%
A-FL	92890NAZ2	0.893290%	100,000,000.00	37,352,593.30	0.00	27,805.58	0.00	0.00	27,805.58	37,352,593.30	40.68%	30.00%
A-FX	92890NBB4	2.855000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92890NAV1	2.453000%	123,890,000.00	14,643,805.85	2,001,528.93	29,934.38	0.00	0.00	2,031,463.31	12,642,276.92	40.68%	30.00%
A-S	92890NAW9	3.241000%	127,297,000.00	127,297,000.00	0.00	343,807.98	0.00	0.00	343,807.98	127,297,000.00	27.45%	20.25%
B	92890NAX7	3.744000%	76,705,000.00	76,705,000.00	0.00	239,319.60	0.00	0.00	239,319.60	76,705,000.00	19.49%	14.38%
C	92890NAY5	4.346204%	42,433,000.00	42,433,000.00	0.00	153,685.40	0.00	0.00	153,685.40	42,433,000.00	15.08%	11.13%
D	92890NAE9	4.411204%	52,224,000.00	52,224,000.00	0.00	191,975.60	0.00	0.00	191,975.60	52,224,000.00	9.65%	7.13%
E	92890NAG4	4.411204%	26,113,000.00	26,113,000.00	0.00	95,991.48	0.00	0.00	95,991.48	26,113,000.00	6.94%	5.13%
F	92890NAJ8	4.411204%	22,848,000.00	22,848,000.00	0.00	83,989.33	0.00	0.00	83,989.33	22,848,000.00	4.57%	3.38%
G	92890NAL3	4.411204%	44,064,775.00	43,989,405.66	0.00	140,136.74	0.00	0.00	140,136.74	43,989,405.66	0.00%	0.00%
V	92890NAN9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92890NAQ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,305,613,775.00	964,772,804.81	2,001,528.93	2,555,275.36	0.00	0.00	4,556,804.29	962,771,275.88

Notional Certificates
X-A	92890NAA7	1.479579%	1,041,226,000.00	700,460,399.15	0.00	863,655.14	0.00	0.00	863,655.14	698,458,870.22
X-B	92890NAC3	0.452719%	119,138,000.00	119,138,000.00	0.00	44,946.70	0.00	0.00	44,946.70	119,138,000.00
Notional SubTotal			1,160,364,000.00	819,598,399.15	0.00	908,601.84	0.00	0.00	908,601.84	817,596,870.22

Deal Distribution Total					2,001,528.93	3,463,877.20	0.00	0.00	5,465,406.13

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92890NAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92890NAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92890NAU3	1,000.00000000	0.00000000	2.39583333	0.00000000	0.00000000	0.00000000	0.00000000	2.39583333	1,000.00000000
A-FL	92890NAZ2	373.52593300	0.00000000	0.27805580	0.00000000	0.00000000	0.00000000	0.00000000	0.27805580	373.52593300
A-FX	92890NBB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92890NAV1	118.20006336	16.15569400	0.24162063	0.00000000	0.00000000	0.00000000	0.00000000	16.39731463	102.04436936
A-S	92890NAW9	1,000.00000000	0.00000000	2.70083333	0.00000000	0.00000000	0.00000000	0.00000000	2.70083333	1,000.00000000
B	92890NAX7	1,000.00000000	0.00000000	3.12000000	0.00000000	0.00000000	0.00000000	0.00000000	3.12000000	1,000.00000000
C	92890NAY5	1,000.00000000	0.00000000	3.62183678	0.00000000	0.00000000	0.00000000	0.00000000	3.62183678	1,000.00000000
D	92890NAE9	1,000.00000000	0.00000000	3.67600337	0.00000000	0.00000000	0.00000000	0.00000000	3.67600337	1,000.00000000
E	92890NAG4	1,000.00000000	0.00000000	3.67600352	0.00000000	0.00000000	0.00000000	0.00000000	3.67600352	1,000.00000000
F	92890NAJ8	1,000.00000000	0.00000000	3.67600359	0.00000000	0.00000000	0.00000000	0.00000000	3.67600359	1,000.00000000
G	92890NAL3	998.28957847	0.00000000	3.18024408	0.48947192	6.84430296	0.00000000	0.00000000	3.18024408	998.28957847
V	92890NAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92890NAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92890NAA7	672.72657343	0.00000000	0.82945983	0.00000000	0.00000000	0.00000000	0.00000000	0.82945983	670.80429246
X-B	92890NAC3	1,000.00000000	0.00000000	0.37726586	0.00000000	0.00000000	0.00000000	0.00000000	0.37726586	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	01/01/22 - 01/30/22	30	0.00	1,248,629.27	0.00	1,248,629.27	0.00	0.00	0.00	1,248,629.27	0.00
A-FL	01/18/22 - 02/16/22	30	0.00	27,805.58	0.00	27,805.58	0.00	0.00	0.00	27,805.58	0.00
A-FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	01/01/22 - 01/30/22	30	0.00	29,934.38	0.00	29,934.38	0.00	0.00	0.00	29,934.38	0.00
A-S	01/01/22 - 01/30/22	30	0.00	343,807.98	0.00	343,807.98	0.00	0.00	0.00	343,807.98	0.00
B	01/01/22 - 01/30/22	30	0.00	239,319.60	0.00	239,319.60	0.00	0.00	0.00	239,319.60	0.00
C	01/01/22 - 01/30/22	30	0.00	153,685.40	0.00	153,685.40	0.00	0.00	0.00	153,685.40	0.00
D	01/01/22 - 01/30/22	30	0.00	191,975.60	0.00	191,975.60	0.00	0.00	0.00	191,975.60	0.00
E	01/01/22 - 01/30/22	30	0.00	95,991.48	0.00	95,991.48	0.00	0.00	0.00	95,991.48	0.00
F	01/01/22 - 01/30/22	30	0.00	83,989.33	0.00	83,989.33	0.00	0.00	0.00	83,989.33	0.00
G	01/01/22 - 01/30/22	30	280,024.20	161,705.21	0.00	161,705.21	21,568.47	0.00	0.00	140,136.74	301,592.67
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	01/01/22 - 01/30/22	30	0.00	863,655.14	0.00	863,655.14	0.00	0.00	0.00	863,655.14	0.00
X-B	01/01/22 - 01/30/22	30	0.00	44,946.70	0.00	44,946.70	0.00	0.00	0.00	44,946.70	0.00
Totals			280,024.20	3,485,445.67	0.00	3,485,445.67	21,568.47	0.00	0.00	3,463,877.20	301,592.67

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information

Total Available Distribution Amount (1)	5,465,406.13
Benchmark: 1-Month LIBOR
Current Period %	0.103290
Next Period %	0.119710
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,691,050.28	Master Servicing Fee	21,912.78
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,592.02
Interest Adjustments	0.00	Trustee Fee	315.70
Deferred Interest	0.00	Trust Advisor Fee	1,504.73
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,691,050.28	Total Fees	26,325.23

Principal		Expenses/Reimbursements
Scheduled Principal	2,001,528.85	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,390.23
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,786.77
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	2,391.47
Total Principal Collected	2,001,528.85	Total Expenses/Reimbursements	21,568.47

		Interest Reserve Deposit	118,216.94

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,463,877.20
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,001,528.93
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	61,062.46
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,526,468.59
Total Funds Collected	5,692,579.13	Total Funds Distributed	5,692,579.23

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	964,772,804.81	964,772,804.81	Beginning Certificate Balance	964,772,804.81
(-) Scheduled Principal Collections	2,001,528.85	2,001,528.85	(-) Principal Distributions	2,001,528.93
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.08	0.08	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	962,771,275.88	962,771,275.88	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	964,772,804.89	964,772,804.89	Ending Certificate Balance	962,771,275.88
Ending Actual Collateral Balance	962,771,276.06	962,771,276.06

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	75,370.34	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	75,370.34	0.00	Net WAC Rate	4.41%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	27	175,681,359.19	18.25%	9	4.6520	NAP	Defeased	27	175,681,359.19	18.25%	9	4.6520	NAP
2,000,000 or less	5	8,231,251.42	0.85%	9	4.9695	2.350853	1.20 or less	12	182,107,822.75	18.91%	8	4.6449	0.601615
2,000,001 to 3,000,000	2	4,863,438.50	0.51%	9	4.9870	2.459986	1.21 to 1.30	1	9,474,202.50	0.98%	10	4.7500	1.254200
3,000,001 to 4,000,000	3	10,843,103.21	1.13%	9	5.0338	2.348135	1.31 to 1.40	3	171,964,486.56	17.86%	9	4.3266	1.328702
4,000,001 to 5,000,000	3	13,784,756.02	1.43%	9	4.8620	0.956080	1.41 to 1.50	2	47,953,310.37	4.98%	9	4.5010	1.466266
5,000,001 to 6,000,000	2	10,308,443.38	1.07%	9	5.1210	1.877547	1.51 to 1.60	3	47,273,070.80	4.91%	10	4.4053	1.522439
6,000,001 to 7,000,000	1	6,294,051.33	0.65%	10	4.7500	1.046200	1.61 to 1.70	1	9,014,273.38	0.94%	7	4.8900	1.631300
7,000,001 to 8,000,000	1	7,197,837.70	0.75%	10	4.8500	2.000200	1.71 to 1.80	2	12,841,230.79	1.33%	10	4.6500	1.767093
8,000,001 to 9,000,000	3	25,548,725.00	2.65%	9	4.5800	2.573842	1.81 to 1.90	2	18,347,975.61	1.91%	6	4.7495	1.845775
9,000,001 to 10,000,000	7	65,285,217.84	6.78%	9	4.6279	1.226026	1.91 to 2.00	2	22,296,322.79	2.32%	10	4.6536	1.967628
10,000,001 to 15,000,000	8	92,529,923.46	9.61%	9	4.6361	1.267140	2.01 to 2.25	5	17,248,146.44	1.79%	8	4.7611	2.052559
15,000,001 to 20,000,000	2	34,357,661.17	3.57%	9	4.4619	1.126635	2.26 to 2.50	5	20,481,599.32	2.13%	9	4.6918	2.419951
20,000,001 to 30,000,000	1	25,829,055.24	2.68%	10	4.2900	1.513400	2.51 to 2.75	1	10,577,084.19	1.10%	9	4.0300	2.566100
30,000,001 to 50,000,000	4	185,023,432.65	19.22%	9	4.3426	2.290408	2.751 or Greater	6	217,510,391.19	22.59%	9	4.0708	3.572010
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	72	962,771,275.88	100.00%	9	4.4426	1.834294
70,000,001 to 90,000,000	1	76,015,978.67	7.90%	7	4.5700	0.582000
90,000,001 or Greater	2	220,977,041.10	22.95%	10	4.0389	2.612252
Totals	72	962,771,275.88	100.00%	9	4.4426	1.834294
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	38	175,681,359.19	18.25%	9	4.6520	NAP	Virginia	2	10,749,635.10	1.12%	10	4.1680	1.695006
Alabama	1	1,347,863.97	0.14%	10	4.3100	2.838500	Totals	104	962,771,275.88	100.00%	9	4.4426	1.834294
Arizona	1	12,079,836.32	1.25%	10	4.4200	1.366300
									Property Type³
California	6	40,902,854.48	4.25%	8	4.6308	2.089656
Colorado	1	110,977,041.10	11.53%	10	4.2400	1.318000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	1	15,098,485.09	1.57%	10	4.5600	1.952100		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	1	5,285,849.76	0.55%	9	5.2360	1.432900	Defeased	38	175,681,359.19	18.25%	9	4.6520	NAP
Illinois	2	7,884,686.55	0.82%	9	5.0000	1.796102	Industrial	23	57,080,920.63	5.93%	10	4.4124	2.512003
Indiana	4	8,857,393.43	0.92%	10	4.3100	2.838500	Lodging	10	85,510,957.10	8.88%	9	4.7962	0.863428
Kansas	3	3,706,627.24	0.38%	10	4.3100	2.838500	Mixed Use	3	36,189,963.09	3.76%	8	4.5049	1.840595
Kentucky	1	19,259,176.08	2.00%	9	4.3850	0.479500	Multi-Family	1	1,507,233.41	0.16%	8	5.0100	2.108700
Maryland	1	47,000,000.00	4.88%	9	4.1500	3.478300	Office	6	174,104,931.16	18.08%	10	4.2932	1.420508
Michigan	5	21,735,475.00	2.26%	10	4.1737	2.705943	Retail	17	414,440,082.12	43.05%	9	4.3138	2.209597
Nevada	1	8,478,250.00	0.88%	9	4.7000	3.938500	Self Storage	6	18,255,829.18	1.90%	9	5.0470	2.538004
New Jersey	1	9,651,275.63	1.00%	8	4.8000	0.254000	Totals	104	962,771,275.88	100.00%	9	4.4426	1.834294
New Mexico	1	42,667,460.61	4.43%	9	4.4100	1.470400
New York	4	4,236,144.13	0.44%	10	4.3100	2.838500
North Carolina	9	179,468,959.50	18.64%	9	4.1772	2.715419
Ohio	1	76,015,978.67	7.90%	7	4.5700	0.582000
Oregon	1	48,907,609.14	5.08%	8	4.5000	1.343700
Pennsylvania	5	28,770,147.36	2.99%	10	4.6062	1.840527
South Carolina	4	20,138,991.33	2.09%	10	4.7332	1.651432
Tennessee	2	3,630,134.77	0.38%	9	4.8300	2.076538
Texas	4	48,790,217.68	5.07%	9	4.5655	1.577750
Utah	4	11,449,823.74	1.19%	9	5.0500	2.540380

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	27	175,681,359.19	18.25%	9	4.6520	NAP	Defeased	27	175,681,359.19	18.25%	9	4.6520	NAP
	4.500% or less	13	501,051,581.49	52.04%	9	4.2009	2.285957	3 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	13	194,420,957.12	20.19%	8	4.6465	1.043836	4 months or greater	45	787,089,916.69	81.75%	9	4.3959	1.901188
	4.751% to 5.000%	12	71,591,059.35	7.44%	9	4.8815	1.435576	Totals	72	962,771,275.88	100.00%	9	4.4426	1.834294
	5.001% or 5.250%	7	20,026,318.73	2.08%	9	5.1059	2.262287
	5.251% or 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	72	962,771,275.88	100.00%	9	4.4426	1.834294
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	27	175,681,359.19	18.25%	9	4.6520	NAP	Defeased	27	175,681,359.19	18.25%	9	4.6520	NAP
	60 months or less	45	787,089,916.69	81.75%	9	4.3959	1.901188	181 months or less	7	201,621,505.98	20.94%	9	4.1115	3.166904
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	182 to 240 months	8	91,165,470.61	9.47%	9	4.5806	1.888662
	85 to120 months	0	0.00	0.00%	0	0.0000	0.000000	241 to 300 months	30	494,302,940.10	51.34%	9	4.4779	1.387225
	121 or Greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	72	962,771,275.88	100.00%	9	4.4426	1.834294	Totals	72	962,771,275.88	100.00%	9	4.4426	1.834294
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	27	175,681,359.19	18.25%	9	4.6520	NAP	181 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	182 to 240 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	0	0.00	0.00%	0	0.0000	0.000000	241 to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	4	20,499,410.53	2.13%	6	4.7357	1.955522	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or more	41	766,590,506.16	79.62%	9	4.3868	1.899735	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	72	962,771,275.88	100.00%	9	4.4426	1.834294
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310916826	OF	Denver	CO	Actual/360	4.240%	405,949.83	208,243.42	0.00	N/A	12/01/22	--	111,185,284.60	110,977,041.10	02/01/22
2	440000160	RT	Concord	NC	Actual/360	3.836%	363,354.44	0.00	0.00	N/A	11/01/22	--	110,000,000.00	110,000,000.00	02/01/22
3	310914954	RT	Dayton	OH	Actual/360	4.570%	299,613.42	119,286.04	0.00	N/A	09/01/22	--	76,135,264.71	76,015,978.67	02/01/22
4	310915331	IN	Various	Various	Actual/360	4.310%	172,988.78	161,890.99	0.00	N/A	12/01/22	--	46,610,253.89	46,448,362.90	02/01/22
4A	200875331	IN	Various	Various	Actual/360	4.310%	3,515.57	3,290.04	0.00	N/A	09/01/22	--	947,239.42	943,949.38	02/01/22
4B	200815331				Actual/360	4.310%	9,299.53	8,702.93	0.00	N/A	09/01/22	--	2,505,673.29	2,496,970.36	02/01/22
4C	200871331				Actual/360	4.310%	4,493.65	4,205.37	0.00	N/A	09/01/22	--	1,210,773.26	1,206,567.89	02/01/22
4D	201875331				Actual/360	4.310%	3,475.39	3,252.44	0.00	N/A	09/01/22	--	936,412.64	933,160.20	02/01/22
5	310916332	RT	Medford	OR	Actual/360	4.500%	189,861.15	88,815.77	0.00	N/A	10/01/22	--	48,996,424.91	48,907,609.14	02/01/22
6	440000161	RT	Farmington	NM	Actual/360	4.410%	162,399.18	97,301.04	0.00	N/A	11/01/22	--	42,764,761.65	42,667,460.61	02/01/22
7	310913759	RT	Laurel	MD	Actual/360	4.150%	167,959.72	0.00	0.00	N/A	11/01/22	--	47,000,000.00	47,000,000.00	02/01/22
8	440000165	RT	Chicago	IL	Actual/360	4.590%	116,767.45	65,009.20	0.00	N/A	12/01/22	--	29,542,682.44	29,477,673.24	02/01/22
10	87100010	OF	Plano	TX	Actual/360	4.290%	95,636.89	59,568.42	0.00	N/A	12/01/22	--	25,888,623.66	25,829,055.24	02/01/22
12	440000162	RT	Elizabethtown	KY	Actual/360	4.385%	72,888.57	44,082.24	0.00	N/A	11/01/22	--	19,303,258.32	19,259,176.08	02/01/22
13	440000164	Various Various		FL	Actual/360	4.514%	59,703.80	34,186.94	0.00	N/A	12/01/22	--	15,359,646.64	15,325,459.70	02/01/22
14	670917553	RT	Hialeah	FL	Actual/360	4.560%	59,418.06	33,448.64	0.00	N/A	12/01/22	--	15,131,933.73	15,098,485.09	02/01/22
15	310915468	MU	Antioch	CA	Actual/360	4.690%	60,006.78	33,239.86	0.00	N/A	07/01/22	--	14,858,270.85	14,825,030.99	02/01/22
17	440000169	LO	Columbia	SC	Actual/360	4.750%	43,331.06	59,418.50	0.00	N/A	12/01/22	--	10,593,671.37	10,534,252.87	02/01/22
18	310912731	LO	Durham	NC	Actual/360	4.750%	48,036.44	38,906.45	0.00	N/A	12/01/22	--	11,744,053.89	11,705,147.44	02/01/22
19	540915392	RT	Winston Salem	NC	Actual/360	4.570%	48,486.73	27,374.94	0.00	N/A	11/01/22	--	12,321,044.43	12,293,669.49	02/01/22
20	310916018	MU	Tucson	AZ	Actual/360	4.420%	46,081.21	27,327.95	0.00	N/A	12/01/22	--	12,107,164.27	12,079,836.32	02/01/22
21	440000173	LO	Concord	NC	Actual/360	4.750%	38,970.70	53,439.28	0.00	N/A	12/01/22	--	9,527,641.78	9,474,202.50	02/01/22
22	87100022	RT	Round Rock	TX	Actual/360	4.860%	49,918.71	25,363.77	0.00	N/A	11/05/22	--	11,928,008.06	11,902,644.29	02/05/22
23	440000167	LO	Charlotte	NC	Actual/360	4.750%	38,153.13	52,318.18	0.00	N/A	12/01/22	--	9,327,761.04	9,275,442.86	02/01/22
24	440000172	LO	Concord	NC	Actual/360	4.750%	37,199.30	51,010.23	0.00	N/A	12/01/22	--	9,094,566.65	9,043,556.42	02/01/22
25	310916894	SS	Roy	UT	Actual/360	5.050%	16,560.51	7,863.73	0.00	N/A	11/01/22	--	3,808,230.20	3,800,366.47	02/01/22
26	310916895	SS	Orem	UT	Actual/360	5.050%	15,337.88	7,283.15	0.00	N/A	11/01/22	--	3,527,075.27	3,519,792.12	02/01/22
27	310915957	SS	American Fork	UT	Actual/360	5.050%	12,284.94	5,833.48	0.00	N/A	11/01/22	--	2,825,027.21	2,819,193.73	02/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	310916896	SS	American Fork	UT	Actual/360	5.050%	5,710.52	2,711.63	0.00	N/A	11/01/22	--	1,313,183.05	1,310,471.42	02/01/22
29	440000156	LO	Charlotte	NC	Actual/360	4.699%	41,710.82	34,859.55	0.00	N/A	10/01/22	--	10,308,229.18	10,273,369.63	02/01/22
30	87100030	OF	Troy	MI	Actual/360	4.030%	36,793.90	25,495.14	0.00	N/A	11/01/22	--	10,602,579.33	10,577,084.19	02/01/22
31	416000065	IN	Philadelphia	PA	Actual/360	4.860%	44,591.43	22,502.43	0.00	N/A	12/01/22	--	10,655,060.16	10,632,557.73	02/01/22
34	416000064	RT	Fayetteville	NC	Actual/360	4.680%	36,627.25	30,339.38	0.00	N/A	12/01/22	--	9,088,647.80	9,058,308.42	02/01/22
35	310916373	LO	Grapevine	TX	Actual/360	4.890%	38,084.77	30,200.54	0.00	N/A	09/01/22	--	9,044,473.92	9,014,273.38	02/01/22
36	87100036	LO	Park City	UT	Actual/360	5.050%	39,275.84	29,638.72	0.00	N/A	09/01/22	--	9,031,811.73	9,002,173.01	02/01/22
37	440000151	OF	Florham Park	NJ	Actual/360	4.800%	39,978.26	20,882.92	0.00	N/A	10/01/22	--	9,672,158.55	9,651,275.63	02/01/22
39	790912849	RT	Pasadena	TX	Actual/360	4.370%	33,742.66	20,522.55	0.00	N/A	11/01/22	--	8,966,824.12	8,946,301.57	02/01/22
40	87100040	OF	Charlotte	NC	Actual/360	4.570%	33,883.65	19,245.06	0.00	N/A	10/01/22	--	8,610,231.20	8,590,986.14	02/01/22
41	440000155	LO	Jericho	NY	Actual/360	4.770%	32,697.24	26,714.66	0.00	N/A	10/01/22	--	7,960,374.79	7,933,660.13	02/01/22
42	310916702	RT	Richmond	VA	Actual/360	4.150%	34,154.02	15,914.62	0.00	N/A	12/01/22	--	9,557,285.89	9,541,371.27	02/01/22
43	440000166	OF	Corona	CA	Actual/360	4.470%	32,712.26	19,040.43	0.00	N/A	12/01/22	--	8,498,529.29	8,479,488.86	02/01/22
44	440000159	SS	Brooklyn	NY	Actual/360	4.628%	33,952.61	18,765.10	0.00	N/A	11/01/22	--	8,519,628.96	8,500,863.86	02/01/22
45	310915774	LO	Pleasanton	CA	Actual/360	4.690%	31,377.17	31,464.72	0.00	N/A	12/01/22	--	7,769,297.41	7,737,832.69	02/01/22
46	87100046	RT	Henderson	NV	Actual/360	4.700%	34,388.29	18,512.77	0.00	N/A	11/01/22	--	8,496,762.77	8,478,250.00	02/01/22
47	310916340	MU	Sausalito	CA	Actual/360	4.320%	34,596.39	15,008.26	0.00	N/A	12/01/22	--	9,300,104.04	9,285,095.78	02/01/22
48	440000158	SS	Brooklyn	NY	Actual/360	4.628%	33,124.50	18,307.41	0.00	N/A	11/01/22	--	8,311,833.36	8,293,525.95	02/01/22
50	440000171	LO	Monroe	NC	Actual/360	4.750%	25,889.63	35,501.61	0.00	N/A	12/01/22	--	6,329,552.94	6,294,051.33	02/01/22
51	87100051	RT	Lemont	IL	Actual/360	4.500%	24,404.98	28,762.39	0.00	N/A	12/05/22	--	6,298,059.70	6,269,297.31	02/05/22
52	440000170	RT	Spartanburg	SC	Actual/360	4.850%	30,124.69	15,256.81	0.00	N/A	12/01/22	--	7,213,094.51	7,197,837.70	02/01/22
53	87100053	MH	Various	IL	Actual/360	5.000%	28,249.69	21,148.17	0.00	N/A	12/01/22	--	6,561,218.67	6,540,070.50	02/01/22
55	416000063	RT	Buford	GA	Actual/360	4.750%	26,275.86	13,890.98	0.00	N/A	11/01/22	--	6,423,978.60	6,410,087.62	02/01/22
58	790916880	MF	Houston	TX	Actual/360	4.270%	22,716.08	12,418.11	0.00	N/A	11/01/22	--	6,177,976.33	6,165,558.22	02/01/22
59	416000067	MF	Phoenix	AZ	Actual/360	4.450%	22,702.63	13,313.26	0.00	N/A	12/01/22	--	5,924,572.49	5,911,259.23	02/01/22
60	87100060	MF	Saint Petersburg	FL	Actual/360	4.780%	23,752.37	12,497.04	0.00	N/A	10/05/22	--	5,770,586.02	5,758,088.98	02/05/22
61	440000163	LO	Warner Robins	GA	Actual/360	5.236%	23,908.40	16,784.30	0.00	N/A	11/01/22	--	5,302,634.06	5,285,849.76	02/01/22
62	87100062	MH	DeLand	FL	Actual/360	5.030%	24,414.47	11,675.52	0.00	N/A	11/01/22	--	5,636,637.14	5,624,961.62	02/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
64	87100064	LO	New Cumberland	PA	Actual/360	4.890%	19,479.41	15,212.54	0.00	N/A	11/05/22	--	4,626,023.45	4,610,810.91	02/05/22
65	87100065	SS	Riverside	CA	Actual/360	5.000%	21,670.43	10,538.87	0.00	N/A	10/01/22	--	5,033,132.49	5,022,593.62	02/01/22
66	310915010	RT	Fayetteville	NC	Actual/360	4.710%	19,560.31	10,555.55	0.00	N/A	10/01/22	--	4,822,758.73	4,812,203.18	02/01/22
70	87100070	RT	Aurora	IL	Actual/360	5.000%	18,818.88	9,095.84	0.00	N/A	11/01/22	--	4,370,837.77	4,361,741.93	02/01/22
72	87100072	RT	Plainfield	IL	Actual/360	5.000%	15,199.87	7,346.64	0.00	N/A	11/01/22	--	3,530,291.26	3,522,944.62	02/01/22
73	410916816	RT	Oro Valley	AZ	Actual/360	4.700%	10,813.82	5,782.59	0.00	N/A	12/01/22	--	2,671,911.73	2,666,129.14	02/01/22
74	87100074	RT	Arlington	TX	Actual/360	4.900%	8,653.78	6,683.85	0.00	N/A	12/01/22	--	2,050,928.62	2,044,244.77	02/01/22
75	416000062	SS	Austin	TX	Actual/360	4.900%	9,193.93	4,604.96	0.00	N/A	11/01/22	--	2,178,943.20	2,174,338.24	02/01/22
76	87100076	SS	Los Banos	CA	Actual/360	5.160%	7,949.67	5,711.18	0.00	N/A	11/05/22	--	1,789,123.00	1,783,411.82	02/05/22
77	410916145	RT	Memphis	TN	Actual/360	4.830%	7,826.20	4,019.60	0.00	N/A	11/01/22	--	1,881,675.52	1,877,655.92	02/01/22
78	410916421	MH	Dearborn Heights	MI	Actual/360	4.990%	7,961.62	3,861.82	0.00	N/A	11/01/22	--	1,852,856.32	1,848,994.50	02/01/22
79	410916146	RT	Murfreesboro	TN	Actual/360	4.830%	7,304.46	3,751.62	0.00	N/A	11/01/22	--	1,756,230.47	1,752,478.85	02/01/22
80	410915648	MH	Melbourne	FL	Actual/360	5.090%	6,833.73	3,199.48	0.00	N/A	11/01/22	--	1,559,125.72	1,555,926.24	02/01/22
81	87100081	RT	Ravenna	OH	Actual/360	5.000%	6,282.70	3,765.03	0.00	N/A	11/01/22	--	1,459,208.09	1,455,443.06	02/01/22
82	410916636	MF	Redding	CA	Actual/360	5.010%	6,516.08	3,157.71	0.00	N/A	10/01/22	--	1,510,391.12	1,507,233.41	02/01/22
84	87100084	MH	San Bernardino	CA	Actual/360	5.490%	5,452.19	2,204.49	0.00	N/A	12/01/22	--	1,153,293.13	1,151,088.64	02/01/22
Totals							3,691,050.28	2,001,528.85	0.00				964,772,804.81	962,771,275.88
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	24,324,712.61	17,820,487.68	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	33,897,351.13	27,840,168.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,560,260.96	988,203.49	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	1,578,919.45	0.00
4	13,042,290.68	6,631,904.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	0.00	3,715,941.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,789,648.40	3,769,593.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,230,369.72	5,375,120.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,170,274.00	2,377,876.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,728,427.76	792,335.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	2,424,470.78	1,175,198.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,253,621.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	852,427.33	1,552,127.02	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	(141,225.27)	301,466.99	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,160,600.15	972,669.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,098,749.12	1,521,354.70	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,191,400.00	1,167,802.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	25,911.11	522,611.99	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	390,097.28	1,297,527.61	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	835,498.28	712,203.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	452,667.91	437,388.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	507,670.21	410,392.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	238,363.30	189,795.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	347,394.95	323,011.83	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,274,206.00	1,714,866.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	363,749.00	505,110.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,046,438.02	1,505,330.76	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	481,020.60	261,790.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,462,702.00	1,096,487.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1,126,471.82	734,423.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,118,382.18	873,193.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	2,342,913.00	1,947,160.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,483,989.86	1,154,655.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	448,494.12	860,850.40	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	1,177,760.76	914,066.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	555,239.70	769,600.89	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	272,017.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	894,716.78	690,010.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	570,858.00	201,593.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	614,529.00	461,607.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	508,422.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	498,289.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	478,510.56	385,646.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	298,300.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
78	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	276,730.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
81	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
82	265,230.95	192,221.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
84	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	122,939,952.87	94,163,793.70				0.00	0.00	0.00	0.00	1,578,919.45	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.442630%	4.391207%	9
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.442892%	4.391475%	10
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.443151%	4.391742%	11
11/18/21	0	0.00	0	0.00	1	76,382,094.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.443421%	4.392017%	12
10/18/21	0	0.00	0	0.00	1	76,499,945.08	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.443676%	4.379592%	13
09/17/21	0	0.00	1	76,627,023.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.443941%	4.379866%	14
08/17/21	1	76,743,914.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.444192%	4.380127%	15
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	27,349,214.09	4.444441%	4.380386%	16
06/17/21	0	0.00	1	49,626,870.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.458190%	4.413221%	17
05/17/21	1	49,712,910.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.458429%	4.413459%	18
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.458677%	4.413707%	19
03/17/21	1	49,890,171.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.458911%	4.413942%	20
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		14,825,031	14,825,031	0		0
7 - 12 Months		947,946,245	947,946,245	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-22	962,771,276	962,771,276	0	0	0	0
Jan-22	964,772,805	964,772,805	0	0	0	0
Dec-21	966,766,490	966,766,490	0	0	0	0
Nov-21	968,854,407	892,472,312	0	0	76,382,094	0
Oct-21	970,832,098	894,332,153	0	0	76,499,945	0
Sep-21	972,904,595	896,277,572	0	76,627,023	0	0
Aug-21	974,866,416	898,122,502	76,743,914	0	0	0
Jul-21	976,820,549	976,820,549	0	0	0	0
Jun-21	1,006,278,662	956,651,792	0	49,626,871	0	0
May-21	1,008,272,225	958,559,314	49,712,910	0	0	0
Apr-21	1,010,365,531	1,010,365,531	0	0	0	0
Mar-21	1,012,343,043	962,452,872	49,890,172	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	310914954	76,015,978.67	76,015,978.67	132,000,000.00	12/01/12	731,474.99	0.58200	03/31/21	09/01/22	249
Totals		76,015,978.67	76,015,978.67	132,000,000.00		731,474.99

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	310914954	RT	OH	06/30/21	13

1/31/2022: This loan was transferred to Special Servicing on 6-30-2021 due to Guarantor filing for Bankruptcy. The loan is secured by a 1,447,821sf regional mall. Per the Borrower this mall has been deemed as a non-core asset and the

Borrower has reques ted that the Lender consider taking title to the property via a Deed in Lieu or that it have a receiver appointed to the property. The Borrower has indicated that they do not intend to retain ownership of this asset. Midland sent out the default letter on 8/31/21. Midland is in the process of assessing the Borrowers request to determine the appropriate next steps for this asset in addition to filing for a receivership.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	440000161	44,501,032.32	4.41000%	44,501,032.32 4.41000%		10	07/27/20	08/01/20	08/11/20
18	310912731	12,395,626.60	4.75000%	12,395,626.60 4.75000%		10	08/05/20	09/01/20	09/11/20
64	87100064	4,923,445.40	4.89000%	4,923,445.40 4.89000%		10	04/03/20	04/01/20	06/11/20
Totals		61,820,104.32		61,820,104.32
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	16,390.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	0.00	0.00	2,786.77	0.00	0.00	0.00	0.00	0.00	2,391.47	0.00
Total	0.00	0.00	16,390.23	0.00	2,786.77	0.00	0.00	0.00	0.00	0.00	2,391.47	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		21,568.47

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29